Apr. 25, 2025
Roundhill Small Cap 0DTE Covered Call Strategy ETF

Roundhill ETF Trust
(the “Trust”)

Roundhill Small Cap 0DTE Covered Call Strategy ETF

(the “Fund”)

April 25, 2025

Supplement To the Fund’s Summary Prospectus,
Prospectus and Statement of Additional Information

Notwithstanding anything to the contrary, effective May 1, 2025, the Fund’s name will change to “Roundhill Russell 2000 0DTE Covered Call Strategy ETF.”